UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21761

KEELEY FUNDS, INC.
(Exact name of registrant as specified in charter)

401 S. LASALLE ST.
SUITE 1201
CHICAGO, IL 60605
(Address of principal executive offices) (Zip code)

ALAN GOLDBERG
K&L Gates LLP
70 WEST MADISON STREET, SUITE 3100
CHICAGO, IL 60602
(Name and address of agent for service)

312-786-5000
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2011

Date of reporting period:  December 31, 2010

Item 1. Schedule of Investments.

Keeley Small Cap Value Fund
Schedule of Investments
December 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 100.17%
	Aerospace & Defense - 0.80%
750,000	Teledyne Technologies, Inc. (a)	$32,977,500
	Auto Components - 0.55%
1,268,271	Dana Holding Corp. (a)	21,826,944
45,000	Federal Mogul Corp. (a)	929,250
		22,756,194

	Auto Parts & Equipment - 0.02%
45,000	Arvinmeritor, Inc. (a)	923,400
	Beverages - 0.42%
489,100	Dr. Pepper Snapple Group, Inc.	17,196,756
	Building Products - 0.81%
1,760,000	Quanex Building Products Corp.	33,387,200
	Capital Markets - 4.24%
1,113,600	Epoch Holding Corp.	17,294,208
445,000	Evercore Partners, Inc.	15,130,000
455,000	Federated Investors, Inc. (b)	11,907,350
368,000	Gamco Investors, Inc. (b)(c)	17,667,680
341,960	Greenhill & Co, Inc. (b)	27,931,293
839,000	Legg Mason, Inc.	30,430,530
838,999	MF Global Holdings Ltd (a)	7,014,031
415,000	Pzena Investment Management, Inc.	3,050,250
2,732	Teton Advisors, Inc. (a)(b)	20,490
1,242,000	Waddell & Reed Financial, Inc.	43,830,180
		174,276,012

	Chemicals - 4.26%
836,900	Arch Chemicals, Inc.	31,743,617
632,500	Ashland, Inc.	32,168,950
1,277,000	Koppers Holdings, Inc. (c)	45,691,060
1,155,000	W.R. Grace & Co. (a)	40,575,150
1,254,500	Zep, Inc. (c)	24,939,460
		175,118,237

	Commercial Banks - 1.90%
550,000	Danvers Bancorp, Inc.	9,718,500
610,500	Iberiabank Corp.	36,098,865
978,000	Wintrust Financial Corp. (b)	32,303,340
		78,120,705

	Commercial Services & Supplies - 1.49%
429,576	The Brink's Co.	11,547,003
700,000	Covanta Holding Corp.	12,033,000
1,447,780	R.R. Donnelley & Sons Co.	25,292,716
659,000	Standard Parking Corp. (a)	12,448,510
		61,321,229

	Computers & Peripherals - 0.54%
1,435,000	NCR Corp. (a)	22,055,950
	Construction & Engineering - 5.59%
1,310,000	AECOM Technology Corp. (a)	36,640,700
1,315,000	Chicago Bridge & Iron Co. (a)	43,263,500
1,175,000	Foster Wheeler AG (a)	40,561,000
1,221,645	Layne Christensen Co. (a)(c)	42,049,021
1,632,500	Quanta Services, Inc. (a)(b)	32,519,400
1,017,500	Shaw Group, Inc. (a)	34,829,025
		229,862,646

	Construction Materials - 1.12%
1,007,500	Texas Industries, Inc. (b)	46,123,350
	Containers & Packaging - 0.43%
540,000	Bemis, Inc.	17,636,400
	Diversified Consumer Services - 0.11%
308,245	Mac-Gray Corp.	4,608,263
	Diversified Financial Services - 1.61%
1,544,000	MarketAxess Holdings, Inc.	32,130,640
1,465,900	PHH Corp. (a)(b)	33,935,585
		66,066,225

	Electronic Equipment & Instruments - 0.06%
60,000	A.O. Smith Corporation	2,284,800
	Electric Utilities - 1.48%
604,500	ITC Holdings Corp.	37,466,910
925,000	Westar Energy, Inc. (b)	23,273,000
		60,739,910

	Electrical Equipment - 4.20%
690,000	Acuity Brands, Inc.	39,792,300
770,500	AZZ, Inc. (c)	30,827,705
885,000	The Babcock & Wilcox Co. (a)	22,647,150
407,854	Franklin Electric, Inc.	15,873,678
837,500	General Cable Corp. (a)	29,387,875
512,500	Regal Beloit Corp.	34,214,500
		172,743,208

	Electronic Equipment, Instruments & Components - 0.08%
70,000	Littelfuse, Inc.	3,294,200
	Energy Equipment & Services - 3.78%
907,500	Dresser-Rand Group, Inc. (a)	38,650,425
313,000	Dril-Quip, Inc. (a)	24,326,360
872,500	Exterran Holdings, Inc. (a)(b)	20,896,375
714,000	Lufkin Industries, Inc.	44,546,460
1,432,500	Natural Gas Services Group, Inc. (a)(c)	27,088,575
		155,508,195

	Food Products - 3.12%
1,045,000	Flowers Foods, Inc. (b)	28,120,950
460,000	Ralcorp Holdings, Inc. (a)	29,904,600
1,059,600	Tootsie Roll Industries, Inc. (b)	30,696,612
774,000	TreeHouse Foods, Inc. (a)	39,543,660
		128,265,822

	Gas Utilities - 0.90%
1,000,000	Questar Corp.	17,410,000
370,000	South Jersey Industries, Inc.	19,543,400
		36,953,400

	Health Care Equipment & Supplies - 0.89%
932,500	Hill-Rom Holdings, Inc.	36,712,525
	Health Care Providers & Services - 1.87%
1,080,000	AmerisourceBergen Corp.	36,849,600
917,263	Hanger Orthopedic Group, Inc. (a)	19,440,353
675,000	Patterson Companies, Inc.	20,675,250
		76,965,203

	Hotels, Restaurants & Leisure - 5.85%
6,060,000	Denny's Corp. (a)(c)	21,694,800
779,000	DineEquity, Inc. (a)(b)	38,467,020
1,304,500	Gaylord Entertainment Co. (a)(b)	46,883,730
2,195,000	Marcus Corp. (c)	29,127,650
1,575,000	Orient-Express Hotels Ltd. (a)	20,459,250
928,500	Vail Resorts, Inc. (a)	48,319,140
1,190,000	Wyndham Worldwide Corp.	35,652,400
		240,603,990

	Household Durables - 0.22%
68,269	National Presto Industries, Inc. (b)	8,875,653
	Industrial Conglomerates - 0.86%
1,715,000	McDermott International, Inc. (a)	35,483,350
	Insurance - 4.12%
1,417,500	First American Financial Corp.	21,177,450
800,000	Hanover Insurance Group, Inc.	37,376,000
1,370,000	HCC Insurance Holdings, Inc.	39,647,800
30,000	Meadowbrook Insurance Group, Inc.	307,500
185,000	PartnerRe Ltd.	14,864,750
615,000	Reinsurance Group of America, Inc.	33,031,650
850,000	W.R. Berkley Corp. (b)	23,273,000
		169,678,150

	IT Services - 2.36%
1,247,500	Broadridge Financial Solutions, Inc.	27,357,675
1,462,883	Corelogic, Inc.	27,092,593
926,508	Wright Express Corp. (a)	42,619,368
		97,069,636

	Machinery - 19.67%
949,700	Ampco-Pittsburgh Corp. (c)	26,639,085
945,792	CIRCOR International, Inc. (c)	39,988,086
2,298,890	Colfax Corp. (a)(c)	42,322,565
975,000	EnPro Industries, Inc. (a)	40,521,000
3,000,000	Federal Signal Corp.	20,580,000
217,000	Flowserve Corp.	25,870,740
572,500	Gardner Denver, Inc.	39,399,450
1,937,500	The Greenbrier Companies (a)(c)	40,668,125
1,025,000	John Bean Technologies Corp.	20,633,250
406,000	Joy Global, Inc.	35,220,500
980,000	Kaydon Corp.	39,905,600
1,014,000	LB Foster Co. (a)(c)	41,513,160
1,071,000	RBC Bearings, Inc. (a)	41,854,680
1,310,000	Robbins & Myers, Inc. (b)	46,871,800
937,500	Sun Hydraulics Corp. (b)(c)	35,437,500
1,085,000	Tennant Co. (c)	41,674,850
1,000,000	Terex Corp. (a)	31,040,000
2,100,000	Titan International, Inc. (b)(c)	41,034,000
1,470,000	Trinity Industries, Inc.	39,116,700
391,500	Valmont Industries, Inc. (b)	34,737,795
854,000	Wabtec Corp.	45,168,060
1,055,000	Watts Water Technologies, Inc. - Class A	38,602,450
		808,799,396

	Media - 0.55%
445,000	Belo Corp. (a)	3,150,600
755,000	Madison Square Garden, Inc. (a)	19,463,900
		22,614,500

	Metals & Mining - 5.35%
1,317,500	AMCOL International Corp.	40,842,500
1,057,500	Brush Engineered Materials, Inc. (a)(c)	40,861,800
740,000	Haynes International, Inc. (c)	30,954,200
786,000	Kaiser Aluminum Corp. (b)	39,370,740
732,500	Universal Stainless & Alloy Products, Inc. (a)(c)	22,912,600
354,000	Walter Energy, Inc. (b)	45,255,360
		220,197,200

	Mining - 0.02%
61,200	Contango Ore, Inc. (a)(b)	642,600
	Multiline Retail - 0.46%
1,768,500	Saks, Inc. (a)(b)	18,922,950
	Multi-Utilities - 0.35%
575,000	Vectren Corp.	14,593,500
	Oil, Gas & Consumable Fuels - 6.09%
515,000	Alpha Natural Resources, Inc. (a)	30,915,450
607,500	Berry Petroleum Co.	26,547,750
1,155,000	Carrizo Oil & Co, Inc. (a)	39,835,950
612,000	Contango Oil & Gas Company (a)(b)	35,453,160
566,800	Continental Resources, Inc. (a)	33,356,180
192,500	Oasis Petroleum, Inc. (a)(b)	5,220,600
1,340,000	Petrohawk Energy Corp. (a)	24,455,000
832,500	Range Resources Corp.	37,445,850
375,000	Resolute Energy Corp. (a)(b)	5,535,000
635,000	Venoco, Inc. (a)	11,715,750
		250,480,690

	Paper & Forest Products - 1.72%
305,000	Clearwater Paper Corp. (a)	23,881,500
447,000	Deltic Timber Corp. (b)	25,183,980
942,195	Neenah Paper, Inc. (c)	18,542,397
367,900	Wausau Paper Corp.	3,167,619
		70,775,496

	Pharmaceuticals - 0.70%
453,000	Perrigo Co.	28,688,490
	Real Estate Investment Trusts - 0.46%
1,045,000	Walter Investment Management Corp.	18,747,300
	Real Estate Management & Development - 0.73%
1,275,000	Forestar Group, Inc. (a)	24,607,500
102,392	Howard Hughes Corp. (a)	5,572,173
		30,179,673

	Road & Rail - 3.91%
432,000	Amerco (a)	41,489,280
1,150,300	Avis Budget Group, Inc. (a)	17,898,668
960,000	Genesee & Wyoming, Inc. (a)	50,832,000
808,500	Kansas City Southern (a)	38,694,810
208,000	Providence & Worcester Railroad Co.	3,484,000
650,000	RailAmerica, Inc. (a)	8,417,500
		160,816,258

	Specialty Retail - 2.24%
490,000	Foot Locker, Inc.	9,613,800
1,425,000	Midas Group, Inc. (a)(c)	11,556,750
733,000	PetSmart, Inc.	29,188,060
2,885,000	Sally Beauty Holdings, Inc. (a)	41,919,050
		92,277,660

	Textiles, Apparel & Luxury Goods - 0.85%
385,500	Hanesbrands, Inc. (a)	9,791,700
1,055,000	Maidenform Brands, Inc. (a)	25,077,350
		34,869,050

	Thrifts & Mortgage Finance - 2.63%
1,045,000	Brookline Bancorp, Inc.	11,338,250
90,000	Capitol Federal Financial (b)	1,071,900
1,763,000	First Niagara Financial Group, Inc. (b)	24,646,740
1,091,500	Home Federal Bancorp, Inc. (c)	13,392,705
277,500	Northwest Bancshares, Inc.	3,263,400
685,000	Oritani Financial Corp.	8,384,400
1,380,000	Provident Financial Services, Inc.	20,879,400
187,500	Territorial Bancorp, Inc.	3,733,125
427,000	Viewpoint Financial Group	4,991,630
1,795,000	Westfield Financial, Inc. (c)	16,603,750
		108,305,300

	Trading Companies & Distributors - 0.76%
1,080,000	Kaman Corp.	31,395,600
	Total Common Stocks (Cost $3,268,815,419)	$4,119,913,772

Principal
Amount
	CORPORATE BONDS - 0.02%
	Capital Markets - 0.02%
$1,177,600	Gamco Investors, Inc.
	0.00%, 12/31/2015	$883,200
	Total Corporate Bonds (Cost $1,177,600)	$883,200

	INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING - 2.61%
	Repurchase Agreement - 2.51%
103,300,000	Credit Suisse First Boston Repurchase Agreement, (Dated 12/31/2010), 0.15%,
	due 1/03/2011, (Repurchased proceeds $103,301,291); [Collateralized by
	$105,370,456, in a U.S. Treasury with an interest rate of 2.75% and
	maturity date of 2/15/2019 (Market Value $104,275,525)]	$103,300,000
Shares
	Money Market Funds - 0.10%
2,259,397	Goldman Sachs Financial Square Money Market Fund, 0.15%	2,259,397
1,729,950	DWS Money Market Fund - Institutional Series, 0.17%	1,729,950
43,293	HSBC Investment Prime Money Market Fund, 0.12%	43,293
70,183	JPMorgan Prime Money Market Fund, 0.13%	70,183
	Total Investments Purchased With Cash Proceeds From Securities Lending (Cost $107,402,823)	$107,402,823

	SHORT TERM INVESTMENTS - 0.00%
	Money Market Funds - 0.00%
893	Fidelity Government Portfolio, 0.02%	$893
	Total Short Term Investments (Cost $893)	$893

	Total Investments (Cost $3,377,396,735) - 102.80%	$4,228,200,688
	Liabilities in Excess of Other Assets - (2.80)%	(115,258,267)
	TOTAL NET ASSETS - 100.00%	$4,112,942,421

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of security is out on loan. See Note 1 in the Notes to the Schedule of Investments.
(c)	Affiliated issuer. See Note 2 in the Notes to the Schedule of Investments

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedules of Investments.

Keeley Small Cap Dividend Value Fund
Schedule of Investments
December 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.73%
	Auto Components - 1.00%
11,300	Superior Industries International Inc.	$239,786
	Capital Markets - 1.80%
6,800	Arlington Asset Investment Corp.	163,132
7,500	Artio Global Investments, Inc.	110,625
10,100	Epoch Holding Corp.	156,853
		430,610

	Chemicals - 3.52%
9,600	Arch Chemicals, Inc.	364,128
3,700	Hawkins, Inc.	164,280
8,600	RPM International, Inc.	190,060
2,400	Scotts Miracle-Gro Co.	121,848
		840,316

	Commercial Banks - 5.81%
22,800	BancorpSouth, Inc.	363,660
16,800	FirstMerit Corp.	332,472
24,500	Glacier Bancorp, Inc.	370,195
5,400	Iberiabank Corp.	319,302
		1,385,629

	Commercial Services & Supplies - 0.97%
10,100	Deluxe Corp.	232,502
	Communications Equipment - 2.88%
11,500	Adtran, Inc.	416,415
19,500	Communications Systems, Inc.	271,830
		688,245

	Containers & Packaging - 2.01%
6,100	Bemis, Inc.	199,226
5,200	Rock-Tenn Co.	280,540
		479,766

	Electric Utilities - 3.24%
7,800	Allete, Inc.	290,628
8,500	Cleco Corp.	261,460
8,800	Westar Energy, Inc.	221,408
		773,496

	Electrical Equipment - 0.95%
3,400	Regal Beloit Corp.	226,984
	Electronic Equipment, Instruments & Components - 2.24%
7,800	MTS Systems Corp.	292,188
20,800	Richardson Electronics Ltd.	243,152
		535,340

	Energy Equipment & Services - 2.62%
2,600	Carbo Ceramics, Inc.	269,204
5,700	Lufkin Industries, Inc.	355,623
		624,827

	Food & Staples Retailing - 1.26%
7,900	PriceSmart, Inc.	300,437
	Food Products - 1.33%
23,100	B & G Foods Inc.	317,163
	Gas Utilities - 1.53%
6,900	South Jersey Industries, Inc.	364,458
	Health Care Equipment & Supplies - 3.95%
16,700	Cantel Medical Corp.	390,780
8,100	Hill-Rom Holdings, Inc.	318,897
10,100	Meridian Bioscience, Inc.	233,916
		943,593

	Health Care Providers & Services - 0.72%
5,800	Owens & Minor, Inc.	170,694
	Hotels, Restaurants & Leisure - 2.57%
19,000	Einstein Noah Restaurant Group, Inc. (a)	266,950
19,400	Marcus Corp.	257,438
3,000	Wyndham Worldwide Corp.	89,880
		614,268

	Insurance - 7.40%
10,600	Arthur J. Gallagher & Co.	308,248
25,700	Eastern Insurance Holdings, Inc.	306,087
3,400	Hanover Insurance Group, Inc.	158,848
37,000	Meadowbrook Insurance Group, Inc.	379,250
17,200	Protective Life Corp.	458,208
2,900	Reinsurance Group of America, Inc.	155,759
		1,766,400

	IT Services - 0.74%
11,500	Total System Services, Inc.	176,870
	Machinery - 10.08%
8,300	Harsco Corp.	235,056
13,000	John Bean Technologies Corp.	261,690
5,400	Snap-On, Inc.	305,532
9,600	Tennant Co.	368,736
5,200	Timken Co.	248,196
28,800	Titan International, Inc.	562,752
15,900	Trinity Industries, Inc.	423,099
		2,405,061

	Marine - 1.52%
13,900	Nordic American Tanker Shipping Ltd.	361,678
	Media - 3.01%
11,700	Arbitron, Inc.	485,784
16,400	World Wrestling Entertainment, Inc.	233,536
		719,320

	Multiline Retail - 1.08%
6,800	Dillards, Inc.	257,992
	Multi-Utilities - 2.41%
12,500	Northwestern Corp.	360,375
4,700	OGE Energy Corp.	214,038
		574,413

	Oil, Gas & Consumable Fuels - 3.65%
8,600	Berry Petroleum Co.	375,820
13,700	World Fuel Services, Corp.	495,392
		871,212

	Paper & Forest Products - 1.39%
16,900	Neenah Paper, Inc.	332,592
	Real Estate Investment Trusts - 10.91%
9,800	American Campus Communities, Inc.	311,248
29,900	Dynex Cap, Inc.	326,508
4,700	Equity Lifestyle Properties, Inc.	262,871
13,400	Government Properties Income Trust	358,986
9,300	Healthcare Realty Trust, Inc.	196,881
21,800	Medical Properties Trust, Inc.	236,094
16,200	Sabra Health Care REIT, Inc. (a)	298,080
8,300	Sovran Self Storage, Inc.	305,523
17,100	Walter Investment Management Corp.	306,774
		2,602,965

	Software - 0.97%
7,900	Jack Henry & Associates, Inc.	230,285
	Specialty Retail - 4.10%
19,650	Aaron's, Inc.	400,663
18,400	Foot Locker, Inc.	361,008
12,500	Stage Stores, Inc.	216,750
		978,421

	Textiles, Apparel & Luxury Goods - 1.17%
25,200	R.G. Barry Corp.	280,224
	Thrifts & Mortgage Finance - 5.50%
31,900	Beneficial Mutual Bancorp, Inc. (a)	281,677
27,000	Northwest Bancshares, Inc.	317,520
24,300	Oritani Financial Corp.	297,432
11,000	Territorial Bancorp, Inc.	219,010
21,300	Westfield Financial, Inc.	197,025
		1,312,664

	Trading Companies & Distributors - 4.15%
11,100	Kaman Corp.	322,677
3,700	MSC Industrial Direct Co.	239,353
15,000	Textainer Group Holdings Ltd.	427,350
		989,380

	Water Utilities - 1.25%
13,300	Aqua America, Inc.	298,984
	Total Common Stocks (Cost $19,279,763)	$23,326,575

	EXCHANGE TRADED FUNDS - 0.60%
	Funds, Trusts & Other Financial Vehicles - 0.60%
2,000	iShares Russell 2000 Value Index Fund	$142,180
	Total Exchange Traded Funds (Cost $121,135)	$142,180

	SHORT TERM INVESTMENTS - 1.66%
	Money Market Funds - 1.66%
396,868	Fidelity Government Portfolio, 0.02%	$396,868
	Total Short Term Investments (Cost $396,868)	$396,868

	Total Investments (Cost $19,797,766) - 99.99%	$23,865,623
	Other Assets in Excess of Liabilities - 0.01%	1,506
	TOTAL NET ASSETS - 100.00%	$23,867,129

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedules of Investments.

Keeley Small-Mid Cap Value Fund
Schedule of Investments
December 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.51%
	Capital Markets - 5.71%
71,000	Epoch Holding Corp.	$1,102,630
37,000	Invesco Ltd.	890,220
25,000	Lazard Ltd.	987,250
29,000	Legg Mason, Inc.	1,051,830
82,000	Pzena Investment Management, Inc.	602,700
60,000	Safeguard Scientifics, Inc. (a)	1,024,800
		5,659,430

	Chemicals - 5.79%
15,400	Ashland, Inc.	783,244
57,000	Chemtura Corp. (a)	910,860
11,000	FMC Corp.	878,790
51,800	Solutia, Inc. (a)	1,195,544
31,000	W.R. Grace & Co. (a)	1,089,030
44,000	Zep, Inc.	874,720
		5,732,188

	Commercial Banks - 1.02%
21,500	CIT Group, Inc. (a)	1,012,650
	Commercial Services & Supplies - 1.87%
35,000	The Brink's Co.	940,800
52,000	R.R. Donnelley & Sons Co.	908,440
		1,849,240

	Computers & Peripherals - 0.96%
62,000	NCR Corp. (a)	952,940
	Construction & Engineering - 3.97%
34,400	Chicago Bridge & Iron Co. (a)	1,131,760
32,000	Foster Wheeler AG (a)	1,104,640
43,000	Quanta Services, Inc. (a)	856,560
24,500	Shaw Group, Inc. (a)	838,635
		3,931,595

	Construction Materials - 0.97%
21,000	Texas Industries, Inc.	961,380
	Consumer Finance - 0.94%
50,400	Discover Financial Services	933,912
	Containers & Packaging - 0.87%
40,500	Temple-Inland, Inc.	860,220
	Diversified Financial Services - 0.93%
40,000	PHH Corp. (a)	926,000
	Electronic Equipment & Instruments - 2.80%
24,000	A.O. Smith Corporation	913,920
55,000	Generac Holdings, Inc. (a)	889,350
74,606	Methode Electronics, Inc.	967,640
		2,770,910

	Electric Utilities - 0.63%
10,000	ITC Holdings Corp.	619,800
	Electrical Equipment - 3.66%
16,000	Acuity Brands, Inc.	922,720
35,000	The Babcock & Wilcox Co. (a)	895,650
24,000	Franklin Electric, Inc.	934,080
18,000	Thomas & Betts Corp. (a)	869,400
		3,621,850

	Energy Equipment & Services - 1.22%
15,500	Dril-Quip, Inc. (a)	1,204,660
	Gas Utilities - 1.93%
17,000	National Fuel Gas Co.	1,115,540
46,000	Questar Corp.	800,860
		1,916,400

	Health Care Equipment & Supplies - 2.64%
37,000	CareFusion Corp. (a)	950,900
20,500	Covidien Plc	936,030
18,500	Hill-Rom Holdings, Inc.	728,345
		2,615,275

	Health Care Providers & Services - 3.33%
19,000	AmerisourceBergen Corp.	648,280
23,500	Cardinal Health, Inc.	900,285
45,000	Hanger Orthopedic Group, Inc. (a)	953,550
13,000	Henry Schein, Inc. (a)	798,070
		3,300,185

	Hotels, Restaurants & Leisure - 7.08%
270,000	Denny's Corp. (a)	966,600
22,000	DineEquity, Inc. (a)	1,086,360
26,500	Gaylord Entertainment Co. (a)	952,410
76,000	MGM Resorts International (a)	1,128,600
79,000	Orient-Express Hotels Ltd. (a)	1,026,210
19,500	Vail Resorts, Inc. (a)	1,014,780
28,000	Wyndham Worldwide Corp.	838,880
		7,013,840

	Household Durables - 1.94%
29,000	Jarden Corp.	895,230
7,900	National Presto Industries, Inc.	1,027,079
		1,922,309

	Industrial Conglomerates - 1.21%
58,000	McDermott International, Inc. (a)	1,200,020
	Insurance - 3.71%
28,000	Arthur J. Gallagher & Co.	814,240
152,000	CNO Financial Group, Inc. (a)	1,030,560
62,200	First American Financial Corp.	929,268
69,000	Genworth Financial, Inc. (a)	906,660
		3,680,728

	IT Services - 3.60%
37,500	Broadridge Financial Solutions, Inc.	822,375
47,000	Corelogic, Inc.	870,440
22,000	Teradata Corp. (a)	905,520
21,000	Wright Express Corp. (a)	966,000
		3,564,335

	Machinery - 15.13%
58,100	Colfax Corp. (a)	1,069,621
24,000	EnPro Industries, Inc. (a)	997,440
139,000	Federal Signal Corp.	953,540
62,000	The Greenbrier Companies (a)	1,301,380
47,500	John Bean Technologies Corp.	956,175
12,500	Joy Global, Inc.	1,084,375
18,000	LB Foster Co. (a)	736,920
73,000	Manitowoc, Inc.	957,030
27,000	Oshkosh Corp. (a)	951,480
24,000	Tennant Co.	921,840
35,000	Terex Corp. (a)	1,086,400
20,000	Timken Co.	954,600
62,000	Titan International, Inc.	1,211,480
38,000	Trinity Industries, Inc.	1,011,180
15,000	Wabtec Corp.	793,350
		14,986,811

	Media - 2.00%
130,000	Belo Corp. (a)	920,400
41,000	Madison Square Garden, Inc. (a)	1,056,980
		1,977,380

	Metals & Mining - 3.16%
25,000	AMCOL International Corp.	775,000
19,000	Kaiser Aluminum Corp.	951,710
11,000	Walter Energy, Inc.	1,406,240
		3,132,950

	Multi-Utilities - 0.77%
13,000	Wisconsin Energy Corp.	765,180
	Oil, Gas & Consumable Fuels - 8.02%
12,500	Concho Resources Inc. (a)	1,095,875
21,500	Consol Energy, Inc.	1,047,910
20,000	Continental Resources, Inc. (a)	1,177,000
46,000	Oasis Petroleum, Inc. (a)	1,247,520
48,000	Petrohawk Energy Corp. (a)	876,000
20,000	Range Resources Corp.	899,600
68,000	Resolute Energy Corp. (a)	1,003,680
200,000	Ur Energy, Inc. (a)	598,000
		7,945,585

	Paper & Forest Products - 1.94%
13,000	Clearwater Paper Corp. (a)	1,017,900
16,000	Deltic Timber Corp.	901,440
		1,919,340

	Pharmaceuticals - 0.96%
15,000	Perrigo Co.	949,950
	Real Estate Investment Trusts - 1.09%
60,000	Walter Investment Management Corp.	1,076,400
	Real Estate Management & Development - 0.93%
48,000	Forestar Group, Inc. (a)	926,400
	Road & Rail - 4.09%
65,000	Avis Budget Group, Inc. (a)	1,011,400
19,500	Genesee & Wyoming, Inc. (a)	1,032,525
22,200	Kansas City Southern (a)	1,062,492
73,000	RailAmerica, Inc. (a)	945,350
		4,051,767

	Specialty Retail - 2.09%
57,000	Foot Locker, Inc.	1,118,340
24,000	PetSmart, Inc.	955,680
		2,074,020

	Textiles, Apparel & Luxury Goods - 0.88%
34,500	Hanesbrands, Inc. (a)	876,300
	Thrifts & Mortgage Finance - 1.67%
77,000	Oritani Financial Corp.	942,480
36,000	Territorial Bancorp, Inc.	716,760
		1,659,240

	Total Common Stocks (Cost $71,984,385)	$98,591,190

	EXCHANGE TRADED FUNDS - 0.55%
	Funds, Trusts & Other Financial Vehicles - 0.55%
7,000	iShares Russell 2000 Index Fund	$547,610
	Total Exchange Traded Funds (Cost $533,580)	$547,610

	SHORT TERM INVESTMENTS - 0.81%
	Money Market Funds - 0.81%
801,517	Fidelity Government Portfolio, 0.02%	$801,517
	Total Short Term Investments (Cost $801,517)	$801,517

	Total Investments (Cost $73,319,482) - 100.87%	$99,940,317
	Liabilities in Excess of Other Assets - (0.87)%	(862,869)
	TOTAL NET ASSETS - 100.00%	$99,077,448

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedules of Investments.

Keeley Mid Cap Value Fund
Schedule of Investments
December 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 100.22%
	Aerospace & Defense - 2.01%
26,200	ITT Corp.	$1,365,282
	Capital Markets - 8.58%
24,000	Ameriprise Financial, Inc.	1,381,200
65,000	Invesco Ltd.	1,563,900
34,000	Lazard Ltd.	1,342,660
42,700	Legg Mason, Inc.	1,548,729
		5,836,489

	Chemicals - 3.83%
24,500	Ashland, Inc.	1,246,070
17,000	FMC Corp.	1,358,130
		2,604,200

	Commercial Banks - 4.01%
18,000	BOK Financial Corp.	961,200
37,500	CIT Group, Inc. (a)	1,766,250
		2,727,450

	Commercial Services & Supplies - 1.54%
60,000	R.R. Donnelley & Sons Co.	1,048,200
	Construction & Engineering - 2.24%
44,000	Quanta Services, Inc. (a)	876,480
19,000	Shaw Group, Inc. (a)	650,370
		1,526,850

	Construction Materials - 2.13%
15,700	Martin Marietta Materials, Inc.	1,448,168
	Consumer Finance - 1.69%
62,000	Discover Financial Services	1,148,860
	Diversified Financial Services - 3.95%
3,750	CME Group, Inc.	1,206,562
50,700	Leucadia National Corp. (a)	1,479,426
		2,685,988

	Diversified Telecommunication Services - 1.29%
90,500	Frontier Communications Corp.	880,565
	Electric Utilities - 1.44%
15,800	ITC Holdings Corp.	979,284
	Electrical Equipment - 1.39%
37,000	The Babcock & Wilcox Co. (a)	946,830
	Energy Equipment & Services - 4.33%
18,500	FMC Technologies, Inc. (a)	1,644,835
28,000	Unit Corp. (a)	1,301,440
		2,946,275

	Food Products - 2.10%
22,000	Ralcorp Holdings, Inc. (a)	1,430,220
	Gas Utilities - 3.69%
23,100	National Fuel Gas Co.	1,515,822
57,000	Questar Corp.	992,370
		2,508,192

	Health Care Equipment & Supplies - 1.01%
20,200	Dentsply International, Inc.	690,234
	Health Care Providers & Services - 4.62%
34,800	AmerisourceBergen Corp.	1,187,376
23,400	Cardinal Health, Inc.	896,454
17,300	Henry Schein, Inc. (a)	1,062,047
		3,145,877

	Hotels, Restaurants & Leisure - 4.12%
117,000	MGM Resorts International (a)	1,737,450
35,600	Wyndham Worldwide Corp.	1,066,576
		2,804,026

	Industrial Conglomerates - 2.19%
72,000	McDermott International, Inc. (a)	1,489,680
	Insurance - 8.05%
76,000	Genworth Financial, Inc. (a)	998,640
38,000	HCC Insurance Holdings, Inc.	1,099,720
15,700	PartnerRe Ltd.	1,261,495
17,500	Reinsurance Group of America, Inc.	939,925
43,000	W.R. Berkley Corp.	1,177,340
		5,477,120

	IT Services - 5.49%
56,000	Broadridge Financial Solutions, Inc.	1,228,080
67,500	Corelogic, Inc.	1,250,100
46,000	Fidelity National Information Services, Inc.	1,259,940
		3,738,120

	Machinery - 4.39%
29,300	Ingersoll-Rand Plc	1,379,737
18,500	Joy Global, Inc.	1,604,875
		2,984,612

	Metals & Mining - 2.44%
13,000	Walter Energy, Inc.	1,661,920
	Multiline Retail - 2.18%
26,500	Dollar Tree, Inc. (a)	1,486,120
	Multi-Utilities - 3.36%
23,000	OGE Energy Corp.	1,047,420
21,000	Wisconsin Energy Corp.	1,236,060
		2,283,480

	Oil, Gas & Consumable Fuels - 5.80%
26,000	Consol Energy, Inc.	1,267,240
12,500	Continental Resources, Inc. (a)	735,625
39,000	Petrohawk Energy Corp. (a)	711,750
34,000	QEP Resources, Inc.	1,234,540
		3,949,155

	Pharmaceuticals - 1.85%
19,900	Perrigo Co.	1,260,267
	Road & Rail - 2.50%
35,500	Kansas City Southern (a)	1,699,030
	Specialty Retail - 3.35%
14,000	Advance Auto Parts, Inc.	926,100
34,000	PetSmart, Inc.	1,353,880
		2,279,980

	Textiles, Apparel & Luxury Goods - 1.26%
33,700	Hanesbrands, Inc. (a)	855,980
	Thrifts & Mortgage Finance - 1.64%
80,000	First Niagara Financial Group, Inc.	1,118,400
	Water Utilities - 1.75%
47,000	American Water Works Co., Inc.	1,188,630
	Total Common Stocks (Cost $48,564,284)	$68,195,484

	SHORT TERM INVESTMENTS - 0.00%
	Money Market Funds - 0.00%
802	Fidelity Government Portfolio, 0.02%	$802
	Total Short Term Investments (Cost $802)	$802

	Total Investments (Cost $48,565,086) - 100.22%	$68,196,286
	Liabilities in Excess of Other Assets - (0.22)%	(150,135)
	TOTAL NET ASSETS - 100.00%	$68,046,151

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedules of Investments.

Keeley All Cap Value Fund
Schedule of Investments
December 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.92%
	Aerospace & Defense - 1.36%
22,000	ITT Corp.	$1,146,420
	Capital Markets - 5.82%
112,000	Epoch Holding Corp.	1,739,360
48,000	Invesco Ltd.	1,154,880
35,000	Legg Mason, Inc.	1,269,450
102,000	Pzena Investment Management, Inc.	749,700
		4,913,390

	Chemicals - 4.51%
21,300	Ashland, Inc.	1,083,318
19,000	FMC Corp.	1,517,910
61,000	Zep, Inc.	1,212,680
		3,813,908

	Commercial Banks - 1.73%
31,000	CIT Group, Inc. (a)	1,460,100
	Computers & Peripherals - 1.33%
73,000	NCR Corp. (a)	1,122,010
	Construction & Engineering - 7.09%
34,000	AECOM Technology Corp. (a)	950,980
50,000	Chicago Bridge & Iron Co. (a)	1,645,000
39,000	Foster Wheeler AG (a)	1,346,280
48,000	Quanta Services, Inc. (a)	956,160
32,000	Shaw Group, Inc. (a)	1,095,360
		5,993,780

	Construction Materials - 1.35%
25,000	Texas Industries, Inc.	1,144,500
	Electrical Equipment - 4.32%
22,500	Acuity Brands, Inc.	1,297,575
45,000	The Babcock & Wilcox Co. (a)	1,151,550
18,000	Regal Beloit Corp.	1,201,680
		3,650,805

	Energy Equipment & Services - 1.98%
21,500	Dril-Quip, Inc. (a)	1,670,980
	Food Products - 3.04%
40,000	Kraft Foods, Inc.	1,260,400
21,000	Mead Johnson Nutrition Co.	1,307,250
		2,567,650

	Gas Utilities - 2.90%
22,500	National Fuel Gas Co.	1,476,450
56,000	Questar Corp.	974,960
		2,451,410

	Health Care Equipment & Supplies - 2.92%
47,000	CareFusion Corp. (a)	1,207,900
27,500	Covidien Plc	1,255,650
		2,463,550

	Health Care Providers & Services - 4.22%
36,000	AmerisourceBergen Corp.	1,228,320
33,000	Cardinal Health, Inc.	1,264,230
17,500	Henry Schein, Inc. (a)	1,074,325
		3,566,875

	Hotels, Restaurants & Leisure - 6.55%
33,000	DineEquity, Inc. (a)	1,629,540
94,500	MGM Resorts International (a)	1,403,325
84,000	Orient-Express Hotels Ltd. (a)	1,091,160
47,000	Wyndham Worldwide Corp.	1,408,120
		5,532,145

	Industrial Conglomerates - 3.12%
69,500	McDermott International, Inc. (a)	1,437,955
29,000	Tyco International Ltd.	1,201,760
		2,639,715

	Insurance - 7.41%
15,000	Ace Ltd.	933,750
38,000	Allstate Corp.	1,211,440
30,500	Aon Corp.	1,403,305
76,000	First American Financial Corp.	1,135,440
9,000	PartnerRe Ltd.	723,150
31,000	W.R. Berkley Corp.	848,780
		6,255,865

	IT Services - 4.49%
53,000	Broadridge Financial Solutions, Inc.	1,162,290
62,000	Corelogic, Inc.	1,148,240
36,000	Teradata Corp. (a)	1,481,760
		3,792,290

	Machinery - 5.82%
20,000	Dover Corp.	1,169,000
12,000	Eaton Corp.	1,218,120
15,000	Joy Global, Inc.	1,301,250
30,000	LB Foster Co. (a)	1,228,200
		4,916,570

	Media - 1.53%
50,000	Madison Square Garden, Inc. (a)	1,289,000
	Metals & Mining - 4.77%
38,000	AMCOL International Corp.	1,178,000
25,000	Kaiser Aluminum Corp.	1,252,250
12,500	Walter Energy, Inc.	1,598,000
		4,028,250

	Multiline Retail - 3.36%
46,000	Dillards, Inc.	1,745,240
19,500	Dollar Tree, Inc. (a)	1,093,560
		2,838,800

	Oil, Gas & Consumable Fuels - 7.51%
27,500	Continental Resources, Inc. (a)	1,618,375
36,000	Encana Corp.	1,048,320
54,000	Petrohawk Energy Corp. (a)	985,500
9,500	QEP Resources, Inc.	344,945
22,000	Range Resources Corp.	989,560
55,000	Williams Companies Inc.	1,359,600
		6,346,300

	Paper & Forest Products - 1.53%
16,500	Clearwater Paper Corp. (a)	1,291,950
	Pharmaceuticals - 1.31%
17,500	Perrigo Co.	1,108,275
	Real Estate Investment Trusts - 1.53%
72,000	Walter Investment Management Corp.	1,291,680
	Real Estate Management & Development - 1.44%
63,000	Forestar Group, Inc. (a)	1,215,900
	Road & Rail - 3.74%
30,000	Genesee & Wyoming, Inc. (a)	1,588,500
17,000	Union Pacific Corp.	1,575,220
		3,163,720

	Specialty Retail - 3.24%
34,000	PetSmart, Inc.	1,353,880
95,000	Sally Beauty Holdings, Inc. (a)	1,380,350
		2,734,230

	Total Common Stocks (Cost $60,715,840)	$84,410,068

	SHORT TERM INVESTMENTS - 0.03%
	Money Market Funds - 0.03%
29,688	Fidelity Government Portfolio, 0.02%	$29,688
	Total Short Term Investments (Cost $29,688)	$29,688

	Total Investments (Cost $60,745,528) - 99.95%	$84,439,756
	Other Assets in Excess of Liabilities - 0.05%	39,596
	TOTAL NET ASSETS - 100.00%	$84,479,352

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedules of Investments.

Keeley Alternative Value Fund
Schedule of Investments
December 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.25%
	Capital Markets - 6.06%
17,250	Epoch Holding Corp.	$267,893
9,550	Invesco Ltd.	229,773
7,000	Lazard Ltd.	276,430
7,500	Legg Mason, Inc.	272,025
26,000	Pzena Investment Management, Inc.	191,100
15,900	Safeguard Scientifics, Inc. (a)	271,572
		1,508,793

	Chemicals - 6.34%
5,400	Arch Chemicals, Inc.	204,822
4,350	Ashland, Inc.	221,241
9,900	Chemtura Corp. (a)	158,202
2,900	FMC Corp.	231,681
12,000	Solutia, Inc. (a)	276,960
7,100	W.R. Grace & Co. (a)	249,423
11,900	Zep, Inc.	236,572
		1,578,901

	Commercial Banks - 0.98%
5,200	CIT Group, Inc. (a)	244,920
	Commercial Services & Supplies - 1.80%
8,400	The Brink's Co.	225,792
12,700	R.R. Donnelley & Sons Co.	221,869
		447,661

	Computers & Peripherals - 0.93%
15,000	NCR Corp. (a)	230,550
	Construction & Engineering - 3.99%
8,200	Chicago Bridge & Iron Co. (a)	269,780
8,000	Foster Wheeler AG (a)	276,160
10,500	Quanta Services, Inc. (a)	209,160
7,000	Shaw Group, Inc. (a)	239,610
		994,710

	Construction Materials - 1.20%
6,500	Texas Industries, Inc.	297,570
	Consumer Finance - 0.93%
12,500	Discover Financial Services	231,625
	Containers & Packaging - 1.08%
12,700	Temple-Inland, Inc.	269,748
	Diversified Financial Services - 1.02%
11,000	PHH Corp. (a)	254,650
	Elecontronic Equipment & Instruments - 3.14%
6,600	A.O. Smith Corporation	251,328
16,000	Generac Holdings, Inc. (a)	258,720
21,000	Methode Electronics, Inc.	272,370
		782,418

	Electric Utilities - 0.80%
3,200	ITC Holdings Corp.	198,336
	Electrical Equipment - 3.72%
4,000	Acuity Brands, Inc.	230,680
8,700	The Babcock & Wilcox Co. (a)	222,633
6,200	Franklin Electric, Inc.	241,304
4,800	Thomas & Betts Corp. (a)	231,840
		926,457

	Energy Equipment & Services - 1.12%
3,600	Dril-Quip, Inc. (a)	279,792
	Gas Utilities - 2.09%
4,500	National Fuel Gas Co.	295,290
13,000	Questar Corp.	226,330
		521,620

	Health Care Equipment & Supplies - 1.95%
10,300	CareFusion Corp. (a)	264,710
5,600	Hill-Rom Holdings, Inc.	220,472
		485,182

	Health Care Providers & Services - 1.90%
6,400	AmerisourceBergen Corp.	218,368
12,000	Hanger Orthopedic Group, Inc. (a)	254,280
		472,648

	Hotels, Restaurants & Leisure - 7.58%
78,000	Denny's Corp. (a)	279,240
4,800	DineEquity, Inc. (a)	237,024
7,100	Gaylord Entertainment Co. (a)	255,174
19,900	MGM Resorts International (a)	295,515
20,700	Orient-Express Hotels Ltd. (a)	268,893
5,800	Vail Resorts, Inc. (a)	301,832
8,300	Wyndham Worldwide Corp.	248,668
		1,886,346

	Household Durables - 0.93%
7,500	Jarden Corp.	231,525
	Industrial Conglomerates - 1.16%
13,900	McDermott International, Inc. (a)	287,591
	Insurance - 3.04%
37,000	CNO Financial Group, Inc. (a)	250,860
18,000	First American Financial Corp.	268,920
18,000	Genworth Financial, Inc. (a)	236,520
		756,300

	IT Services - 4.05%
9,500	Broadridge Financial Solutions, Inc.	208,335
14,000	Corelogic, Inc.	259,280
6,000	Teradata Corp. (a)	246,960
6,400	Wright Express Corp. (a)	294,400
		1,008,975

	Machinery - 16.39%
14,300	Colfax Corp. (a)	263,263
6,000	EnPro Industries, Inc. (a)	249,360
36,000	Federal Signal Corp.	246,960
2,150	Flowserve Corp.	256,323
13,000	The Greenbrier Companies (a)	272,870
11,899	John Bean Technologies Corp.	239,527
3,200	Joy Global, Inc.	277,600
4,700	LB Foster Co. (a)	192,418
18,300	Manitowoc, Inc.	239,913
7,000	Oshkosh Corp. (a)	246,680
6,400	Tennant Co.	245,824
8,700	Terex Corp. (a)	270,048
5,600	Timken Co.	267,288
16,400	Titan International, Inc.	320,456
10,000	Trinity Industries, Inc.	266,100
4,300	Wabtec Corp.	227,427
		4,082,057

	Media - 1.96%
32,600	Belo Corp. (a)	230,808
10,000	Madison Square Garden, Inc. (a)	257,800
		488,608

	Metals & Mining - 2.27%
6,700	AMCOL International Corp.	207,700
2,800	Walter Energy, Inc.	357,952
		565,652

	Oil, Gas & Consumable Fuels - 8.03%
2,800	Concho Resources Inc. (a)	245,476
5,200	Consol Energy, Inc.	253,448
4,800	Continental Resources, Inc. (a)	282,480
12,000	Oasis Petroleum, Inc. (a)	325,440
12,300	Petrohawk Energy Corp. (a)	224,475
5,800	Range Resources Corp.	260,884
17,500	Resolute Energy Corp. (a)	258,300
50,000	Ur Energy, Inc. (a)	149,500
		2,000,003

	Paper & Forest Products - 1.78%
2,700	Clearwater Paper Corp. (a)	211,410
4,100	Deltic Timber Corp.	230,994
		442,404

	Pharmaceuticals - 0.92%
3,600	Perrigo Co.	227,988
	Real Estate Investment Trusts - 0.70%
9,720	Walter Investment Management Corp.	174,377
	Real Estate Management & Development - 0.92%
11,900	Forestar Group, Inc. (a)	229,670
	Road & Rail - 5.36%
2,500	Amerco (a)	240,100
20,000	Avis Budget Group, Inc. (a)	311,200
4,650	Genesee & Wyoming, Inc. (a)	246,217
6,000	Kansas City Southern (a)	287,160
19,300	RailAmerica, Inc. (a)	249,935
		1,334,612

	Specialty Retail - 2.11%
13,500	Foot Locker, Inc.	264,870
6,550	PetSmart, Inc.	260,821
		525,691

	Textiles, Apparel & Luxury Goods - 0.87%
8,500	Hanesbrands, Inc. (a)	215,900
	Thrifts & Mortgage Finance - 1.13%
23,000	Oritani Financial Corp.	281,520
	Total Common Stocks* (Cost $20,684,947)	$24,464,800

	SHORT TERM INVESTMENTS - 0.01%
	Money Market Funds - 0.01%
3,036	Fidelity Government Portfolio, 0.02%	$3,036
	Total Short Term Investments (Cost $3,036)	$3,036

	Total Investments (Cost $20,687,983) - 98.26%	$24,467,836
	Other Assets in Excess of Liabilities - 1.74%	432,881
	TOTAL NET ASSETS - 100.00%	$24,900,717

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
*	All of the Fund's securities are partially segregated as collateral for the securities sold short by the Fund.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

Keeley Alternative Value Fund
Schedule of Securities Sold Short
December 31, 2010 (Unaudited)

		Proceeds
Description	Shares	Received	Value
SPDR S&P 500 ETF	92,500	$ 11,330,511	$ 11,634,650

The accompanying notes are an integral part of these Schedules of Investments.

Keeley Funds, Inc.
Notes to the Schedule of Investments
December 31, 2010 (Unaudited)

1)  Securities Lending

Keeley Funds, Inc. (the “Funds”) may lend their portfolio securities to banks, brokers and dealers.  Lending Funds’ securities exposes the Funds to risk such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral in instances when the value of the collateral is less than the loaned securities, (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or (iv) the Funds may experience losses related to the reinvestment of collateral.  To minimize certain of these risks, the borrower must agree to maintain collateral with the Funds’ custodian, marked to market daily, in the form of cash and/or U.S. government obligations, in an amount at least equal to 100% of the market value of securities.  As of December 31, 2010, only Keeley Small Cap Value Fund (“KSCVF”) had a market value of securities loaned of $103,017,432 and received cash collateral for the loans of $107,402,823.  The cash collateral is marked to market on a nightly basis to stay above the collateralization thresholds agreed to by the Board.

2)  Transactions with Affiliates

The following issuers are affiliated with KSCVF; that is, KSCVF held 5% or more of the outstanding voting securities during the period from October 1, 2010 through December 31, 2010.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940, such issuers are:

Issuer Name	Share Balance At October 1, 2010	Additions	Reductions	Share Balance At December 31, 2010	Dividend Income	Value At December 31, 2010
Ampco-Pittsburgh Corp.	985,000	-	(35,300)	949,700	$ 175,446	$26,639,085
AZZ, Inc.	835,500	-	(65,000)	770,500	207,000	30,827,705
Brush Engineered Materials, Inc.	1,177,500	-	(120,000)	1,057,500	-	40,861,800
CIRCOR International, Inc.	1,044,000	-	(98,208)	945,792	37,155	39,988,086
Colfax Corp.	2,435,000	-	(136,110)	2,298,890	-	42,322,565
Denny's Corp.	6,025,000	35,000	-	6,060,000	-	21,694,800
DineEquity, Inc.(1)	896,000	-	(117,000)	779,000	-	38,467,020
EnPro Industries, Inc.(1)	1,072,500	-	(97,500)	975,000	-	40,521,000
Gamco Investors, Inc.	368,000	-	-	368,000	305,440	17,667,680
The Greenbrier Companies, Inc.	1,995,000	5,000	(62,500)	1,937,500	-	40,668,125
Haynes International, Inc.	740,000	-	-	740,000	148,000	30,954,200
Home Federal Bancorp, Inc.	1,091,500	-	-	1,091,500	60,033	13,392,705
Koppers Holdings, Inc.	1,355,000	-	(78,000)	1,277,000	290,950	45,691,060
LB Foster Co.	1,031,500	-	(17,500)	1,014,000	-	41,513,160
Layne Christensen Co.	1,342,500	-	(120,855)	1,221,645	-	42,049,021
Maidenform Brands, Inc.(1)	1,182,500	-	(127,500)	1,055,000	-	25,077,350
Marcus Corp.	2,195,000	-	-	2,195,000	186,575	29,127,650
Midas, Inc.	1,547,500	-	(122,500)	1,425,000	-	11,556,750
Natural Gas Services Group, Inc.	1,470,000	-	(37,500)	1,432,500	-	27,088,575
Neenah Paper, Inc.	1,018,395	-	(76,200)	942,195	101,840	18,542,397
RBC Bearings, Inc.(1)	1,192,500	-	(121,500)	1,071,000	-	41,854,680
Sun Hydraulics, Inc.	947,500	-	(10,000)	937,500	554,375	35,437,500
Tennant Co.	1,185,000	-	(100,000)	1,085,000	191,250	41,674,850
Titan International, Inc.	2,120,000	-	(20,000)	2,100,000	10,513	41,034,000
Universal Stainless & Alloy Products, Inc.	732,500	-	-	732,500	-	22,912,600
Westfield Financial, Inc.	1,795,000	-	-	1,795,000	376,950	16,603,750
Zep, Inc.	1,237,000	17,500	-	1,254,500	49,480	24,939,460
					$2,695,007	$849,107,574

(1) Issuer was not an affiliate as of December 31, 2010.

3)  Significant Accounting Policies

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the following three broad categories:

Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

There was no significant movement between Levels 1 and 2 during the period.

Keeley Small Cap Value Fund	Level 1	Level 2	Level 3	Total

Equity*	$ 4,119,913,772	$ -	$ -	$ 4,119,913,772
Fixed Income	-	-	883,200	883,200
Short Term Investments	4,103,716	103,300,000	-	107,403,716

Total Investments in Securities	$ 4,124,017,488	$ 103,300,000	$ 883,200	$ 4,228,200,688

Keeley Small Cap Dividend Fund	Level 1	Level 2	Level 3	Total

Equity*	$ 23,468,755	$ -	$ -	$ 23,468,755
Short Term Investments	396,868	-	-	396,868

Total Investments in Securities	$ 23,865,623	$ -	$ -	$ 23,865,623

Keeley Small-Mid Cap Value Fund	Level 1	Level 2	Level 3	Total

Equity*	$ 99,138,800	$ -	$ -	$ 99,138,800
Short Term Investments	801,517	-	-	801,517

Total Investments in Securities	$ 99,940,317	$ -	$ -	$ 99,940,317

Keeley Mid Cap Value Fund	Level 1	Level 2	Level 3	Total

Equity*	$ 68,195,484	$ -	$ -	$ 68,195,484
Short-Term Investments	802	-	-	802

Total Investments in Securities	$ 68,196,286	$ -	$ -	$ 68,196,286

Keeley All Cap Value Fund	Level 1	Level 2	Level 3	Total

Equity*	$ 84,410,068	$ -	$ -	$ 84,410,068
Short-Term Investments	29,688	-	-	29,688

Total Investments in Securities	$ 84,439,756	$ -	$ -	$ 84,439,756

Keeley Alternative Value Fund	Level 1	Level 2	Level 3	Total

Equity*	$ 24,464,800	$ -	$ -	$ 24,464,800
Short-Term Investments	3,036	-	-	3,036
Total Investments in Securities	$ 24,467,836	$ -	$ -	$ 24,467,836

Securities Sold Short	$ 11,634,650	$ -	$ -	$ 11,634,650

*See the Schedule of Investments for the investments detailed by industry classification.

Below is a reconciliation that details the activity of securities in Level 3 during the period from October 1, 210 to December 31, 2010.

Description	Investments in Securities
Balance as of October 1, 2010	$-
Accreted discounts/(amortization of premiums), net	-
Total Unrealized and Realized gain(loss)	-
Net Purchases	883,200
Transfers in(out) of Level 3	-
Balance as of December 31, 2010	$883,200

4)  Federal Tax Information

The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows:1

	KEELEY Small Cap Value Fund	KEELEY Small Cap Dividend Value Fund	KEELEY Small-Mid Cap Value Fund	KEELEY Mid Cap Value Fund	KEELEY All Cap Value Fund	KEELEY Alternative Value Fund

Cost of Investments	$3,377,396,735	$19,797,766	$73,319,482	$48,565,086	$60,745,528	$20,687,983

Gross unrealized appreciation on investments	1,071,858,088	4,241,303	26,995,616	20,071,497	25,007,972	3,998,789
Gross unrealized depreciation on investments	(221,054,135)	(173,446)	(374,781)	(440,297)	(1,313,744)	(218,936)
Gross unrealized appreciation on short securities	-	-	-	-	-	-
Gross unrealized depreciation on short securities	-	-	-	-	-	(304,139)
Net unrealized appreciation/(depreciation)	$850,803,953	$4,067,857	$26,620,835	$19,631,200	$23,694,228	$3,475,714

1Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal tax information, please refer to the Notes to the Financial Statements section in the Funds’ most recent annual or semi-annual report.

5)  Derivatives:
The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (“FASB ASC”).  The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Keeley Alternative Value Fund (“KALVF”) may invest in derivatives to the extent permitted by its investment objectives and policies.  Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

KALVF’s use of derivatives may increase or decrease its exposure to market risk, including the risk that the change in the value of the derivative may not correlate with changes in the value of the underlying securities.  KALVF is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty risk.  Liquidity risk is the risk that KALF will be unable to sell a particular derivative in the open market in a timely manner.  Counterparty risk is the risk that a counterparty will not be able to fulfill its obligations to the Fund pursuant to the terms of a derivative investment.  KALVF’s maximum risk of loss from counterparty risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund.  Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Futures Contracts – KALVF may enter into futures contracts, an agreement between two parties to buy or sell a specified underlying instrument for a fixed price on a specified future date, to the extent permitted by its investment objectives and policies.  KALVF enters into futures contracts to manage its exposure to the stock market.  Upon entering into futures contracts, KALVF is required to deposit cash or pledge securities as initial margin, with additional securities segregated up to the current market value of all of KALVF’s futures contracts.  Any subsequent margin deposit increases or decreases, which are dependent on the daily fluctuations in the value of the instrument underlying the contract, are made or received by KALVF each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed.  When the contracts are closed, KALVF records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and KALVF’s basis in the contracts.

With the exception of KALVF, the Funds did not enter into any futures contracts during the period ended December 31, 2010.  KALVF, however, had an average monthly short notional amount of $3,333,633 during the period ended December 31, 2010.  The counterparty for these futures contracts was Citi Group Global Markets, Inc.  The Funds did not have any open futures contracts as of December 31, 2010.

Short Positions – A Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the company sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.  With the exception of KALVF, the Funds did not hold any short positions during the period ended December 31, 2010.  As of December 31,2010 KALVF had securities valued at $11,634,650 sold short.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Keeley Funds, Inc.

By (Signature and Title)              /s/ John L. Keeley, Jr.
John L. Keeley, Jr., President

Date                                                      3/1/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ John L. Keeley, Jr.
John L. Keeley, Jr., President

Date                                                      3/1/2011

By (Signature and Title)*            /s/ Robert Kurinsky
Robert Kurinsky, Treasurer

Date                                                     3/1/2011

* Print the name and title of each signing officer under his or her signature.